UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment []; Amendment Number:

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      RELATIVE VALUE PARTNERS, LLC
           -----------------------------------------------------

Address:   1033 SKOKIE BLVD., SUITE 470, NORTHBROOK, IL 60062
           -----------------------------------------------------

Form 13F File Number: 028-12229
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   MAURY FERTIG
        -------------------------
Title:  MANAGING MEMBER
        -------------------------
Phone:  847-513-6300
        -------------------------

Signature, Place, and Date of Signing:

/s/ MAURY FERTIG                       NORTHBROOK, IL                5/13/2011
---------------------                  --------------                ----------
     [Signature]                        [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:            72
                                         ------------
Form 13F Information Table Value Total:       378,636
                                         ------------
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


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                                               FORM 13F INFORMATION TABLE

                                                          VALUE     SHARES/  SH/ PUT/ INVSTMT OTHER    VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS     CUSIP     (x $1000)  RN AMT  PRN CALL DSCRETN MANAGERS       SOLE
---------------------------  --------------     --------- --------- -------  --- ---- ------- -------- ----------------
ABERDEEN ASIA PACIFIC INCOM   COM	        003009107    3390    489200   SH       SOLE     NONE     489200
ALLIANCEBERNSTEIN INCOME FUN  COM	        01881E101   13907   1808460   SH       SOLE     NONE    1808460
BANCROFT FUND LTD 	      COM	        059695106     235     13424   SH       SOLE     NONE      13424
BANK OF AMERICA CORP          COM	        060505104     367     27523   SH       SOLE     NONE      27523
BERKSHIRE HATHAWAY INC DEL    CL B NEW	        084670702     569      6800   SH       SOLE     NONE       6800
BLACKROCK CREDIT ALL INC TR   COM               092508100   18025   1487221   SH       SOLE     NONE    1487221
BLACKROCK CREDIT ALL INC TR   COM               09255H105    7201    732535   SH       SOLE     NONE     732535
BUCYRUS INTL INC NEW 	      COM	        118759109     240      2625   SH       SOLE     NONE       2625
CHEVRON CORP NEW              COM       	166764100     975      9067   SH       SOLE     NONE       9067
CISCO SYS INC 	              COM	        17275R102     200     11674   SH       SOLE     NONE      11674
CITIGROUP INC 	              COM	        172967101     269     60748   SH       SOLE     NONE      60748
CLAYMORE DIVID & INCOME FD    COM	        18385J105    1202     72000   SH       SOLE     NONE      72000
CLOUGH GLOBAL OPPORTUNITIES   SH BEN INT	18914E106    5670    409385   SH       SOLE     NONE     409385
COHEN & STEERS INFRASTRUCTUR  COM	        19248A109     910     51549   SH       SOLE     NONE      51549
CONOCOPHILLIPS 	              COM	        20825C104     224      2800   SH       SOLE     NONE       2800
DWS HIGH INCOME OPPORT FD IN  COM NEW	        23339M204   15032   1026050   SH       SOLE     NONE    1026050
EATON VANCE LTD DUR INCOME F  COM	        27828H105    1752    109625   SH       SOLE     NONE     109622
EATON VANCE RISK MNGD DIV EQ  COM	        27829G106   18028   1406210   SH       SOLE     NONE    1406210
EATON VANCE SH TM DR DIVR IN  COM	        27828V104    2187    129162   SH       SOLE     NONE     129162
EATON VANCE TAX MNG GBL DV E  COM	        27829F108   14305   1352057   SH       SOLE     NONE    1352057
EATON VANCE TX MGD DIV EQ IN  COM	        27828N102    6879    625406   SH       SOLE     NONE     625406
EATON VANCE TXMGD GL BUYWR O  COM	        27829C105     381     31087   SH       SOLE     NONE      31087
ELLSWORTH FUND LTD	      COM               289074106    6061    799589   SH       SOLE     NONE     799589
GDL FUND 	              COM SH BEN IT	361570104    2681    198122   SH       SOLE     NONE     198122
GDL FUND 	              RIGHTs	        361570112     677   1074032   SH       SOLE     NONE    1074032
INTEL CORP 	              COM	        458140100     268     13290   SH       SOLE     NONE      13290
ISHARES TR       	      BARCLYS USAGG B   464287226     646      6145   SH       SOLE     NONE       6145
ISHARES TR	              MSCI EAFE INDEX	464287465     268      4464   SH       SOLE     NONE       4464
ISHARES TR 	              S&P 100 IDX FD	464287101   20623    347478   SH       SOLE     NONE     347478
JOHNSON & JOHNSON 	      COM	        478160104     274      4620   SH       SOLE     NONE       4620
JPMORGAN CHASE & CO 	      COM	        46625H100     231      5000   SH       SOLE     NONE       5000
LIBERTY ALL STAR EQUITY FD    SH BEN INT        530158104   20874   3968434   SH       SOLE     NONE    3968434
LIBERTY ALL-STAR GROWTH FD I  COM	        529900102    6432   1395211   SH       SOLE     NONE    1395211
LMP CAP & INCOME FD INC       COM               50208A102   20775   1562032   SH       SOLE     NONE    1562032
LOEWS CORP	              COM	        540424108     914     21200   SH       SOLE     NONE      21200
MACQUARIE GLBL INFRA TOTL RE  COM	        55608D101     338     18563   SH       SOLE     NONE      18563
MARKET VECTORS ETF TR 	      GOLD MINER ETF	57060U100    6513    108375   SH       SOLE     NONE     108375
MFA FINANCIAL INC 	      COM	        55272X102      90     11000   SH       SOLE     NONE      11000
MFS CHARTER INCOME TR 	      SH BEN INT	552727109    1778    194503   SH       SOLE     NONE     194503
MFS GOVT MKTS INCOME TR       SH BEN INT	552939100     879    137352   SH       SOLE     NONE     137352
MFS MULTIMARKET INCOME TR     SH BEN INT        552737108    7076   1054506   SH       SOLE     NONE    1054506
MICROSOFT CORP		      COM	        594918104     660     26000   SH       SOLE     NONE      26000
MORGAN STANLEY ASIA PAC FD I  COM	        61744U106    1235     72480   SH       SOLE     NONE      72480
NEW GERMANY FD INC	      COM	        644465106     315     18160   SH       SOLE     NONE      18160
NFJ DIVID INT & PREM STRTGY   COM SHS	        65337H109   15354    844550   SH       SOLE     NONE     844550
NUVEEN MTG OPPTY TERM FD 2    COM	        67074R100     325     13320   SH       SOLE     NONE      13320
NUVEEN MULT CURR ST GV INCM   COM	        67090N109     162     11610   SH       SOLE     NONE      11610
NUVEEN MULTI STRAT INC GR FD  COM SHS	        67073D102   10735   1199466   SH       SOLE     NONE    1199466
OMNIAMERICAN BANCORP INC      COM	        68216R107     814     51376   SH       SOLE     NONE      51376
PFIZER INC	              COM	        717081103     257     12658   SH       SOLE     NONE      12658
PHOENIX COS INC NEW 	      COM	        71902E109      36     13336   SH       SOLE     NONE      13336
PROSHARES TR 	              PSHS ULSHT SP500	74347R883    3477    166195   SH       SOLE     NONE     166195
PROVIDENT ENERGY LTD NEW      COM	        74386V100      97     10500   SH       SOLE     NONE      10500
PUTNAM MUN OPPORTUNITIES TR   SH BEN INT	746922103    5388    497051   SH       SOLE     NONE     497051
REDWOOD TR INC 	              COM	        758075402     173     11133   SH       SOLE     NONE      11133
ROYCE VALUE TR INC	      COM	        780910105   20263   1316665   SH       SOLE     NONE    1316665
SELECT SECTOR SPDR TR 	      SBI INT-ENERGY    81369Y506   10255    128590   SH       SOLE     NONE     128590
SELECT SECTOR SPDR TR         SBI INT-TECH      81369Y803    6055    232309   SH       SOLE     NONE     232309
SELECT SECTOR SPDR TR 	      SBI INT-UTILS     81369Y886    6994    219444   SH       SOLE     NONE     219444
SPDR S&P 500 ETF TR 	      TR UNIT	        78462F103     239      1800   SH       SOLE     NONE       1800
SPDR SERIES TRUST 	      BRCLYS 1-3MT ETF	78464A680    1782     38870   SH       SOLE     NONE      38870
SPECIAL OPPORTUNITIES FD INC  COM	        84741T104   15306    999744   SH       SOLE     NONE     999744
SUNAMERICA FCSED ALPHA GRW    COM	        867037103   12557    627545   SH       SOLE     NONE     627545
SUNAMERICA FOCUSE ALPHA LC    COM	        867038101    6727    370201   SH       SOLE     NONE     370201
TAIWAN GREATER CHINA FD	      SH BEN INT	874037104     392     54404   SH       SOLE     NONE      54404
TCW STRATEGIC INCOME FUND IN  COM	        872340104    7170   1310773   SH       SOLE     NONE    1310773
TRI CONTL CORP 	              COM	        895436103    8039    549854   SH       SOLE     NONE     549854
TS&W CLAYMORE TAX ADVNTG BL   COM	        87280R108    6838    621040   SH       SOLE     NONE     621040
UNITED STATES OIL FUND LP     UNITS	        91232N108     341      8000   SH       SOLE     NONE       8000
VANGUARD BD INDEX FD INC      TOTAL BND MRKT	921937835   13213    165116   SH       SOLE     NONE     165116
VERIZON COMMUNICATIONS INC    COM	        92343V104     254      6600   SH       SOLE     NONE       6600
ZWEIG FD 	              COM	        989834106   13841   3844694   SH       SOLE     NONE    3844694
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